Investment and Mortgage-Backed Securities, Held to Maturity	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Held to Maturity
At December 31, 2021, the Company's entire held to maturity ("HTM") portfolio was comprised of MBS. The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of held to maturity securities at December 31, 2021 and 2020 were as follows:

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
MBS (1)	$23,506,768	$577,005	$363,365	$23,720,408
Total HTM	$23,506,768	$577,005	$363,365	$23,720,408

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
MBS (1)	$18,254,394	$984,015	$33,122	$19,205,287
Total HTM	$18,254,394	$984,015	$33,122	$19,205,287
(1) COMPRISED OF GSES OR GNMA MBS
The Company’s HTM portfolio is recorded at amortized cost.  The Company has the ability and intent to hold these securities to maturity. At December 31, 2021, the Bank held an amortized cost and fair value of $5.3 million and $5.7 million, respectively, in GNMA MBS classified as HTM compared to an amortized cost and fair value of $8.1 million and $8.7 million, respectively, at December 31, 2020. The Company has not invested in any private label MBS classified as HTM.

At December 31, 2021, the amortized cost and fair value of MBS HTM that were pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $9.0 million and $9.5 million, respectively, compared to an amortized cost and fair value of $13.4 million and $14.3 million, respectively, at December 31, 2020. The following tables show gross unrealized losses, fair value and length of time that individual HTM securities were in a continuous unrealized loss position at December 31, 2021 and 2020.

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
MBS (1)	$9,969,587	$206,472	$3,442,229	$156,893	$13,411,816	$363,365
	$9,969,587	$206,472	$3,442,229	$156,893	$13,411,816	$363,365

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
MBS (1)	$3,692,780	$32,583	$787,503	$539	$4,480,283	$33,122
	$3,692,780	$32,583	$787,503	$539	$4,480,283	$33,122

(1) COMPRISED OF GSES OR GNMA MBS